Organization and Nature of Operations (Details) - Schedule of Major Consolidated Subsidiaries	6 Months Ended
Dec. 31, 2023
E-Home Household Service Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 16, 2018
Place of Organization	Hong Kong
% of Ownership	100.00%
E-Home Household Service Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 05, 2018
Place of Organization	PRC
% of Ownership	100.00%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2014
Place of Organization	PRC
% of Ownership	100.00%
Fuzhou Bangchang Technology Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 15, 2007
Place of Organization	PRC
% of Ownership	100.00%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 12, 2004
Place of Organization	PRC
% of Ownership	100.00%
Fujian Happiness Yijia Family Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 19, 2015
Place of Organization	PRC
% of Ownership	100.00%
Yaxing Human Resource Management (Pingtan)Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 06, 2018
Place of Organization	PRC
% of Ownership	51.00%
Fuzhou Gulou Jiajiale Family Service Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 28, 2019
Place of Organization	PRC
% of Ownership	100.00%
Yaxin Human Resource Management (Fuzhou) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 10, 2021
Place of Organization	PRC
% of Ownership	100.00%
Zhongrun (Fujian) Pharmaceutical Co., Ltd. (“Zhongrun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 13, 2017
Place of Organization	PRC
% of Ownership	75.00%
Fujian Chuangying Business School Co., Ltd. (“Chuangying”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 09, 2013
Place of Organization	PRC
% of Ownership	100.00%